Offerings	Aug. 14, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share, to be issued pursuant to the FiscalNote Holdings, Inc. 2022 Long-Term Incentive Plan, as amended
Amount Registered | shares	777,868
Proposed Maximum Offering Price per Unit	0.0765
Maximum Aggregate Offering Price	$ 59,506.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 8.22
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock, $0.0001 par value per share (the "Common Stock"), that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Common Stock. The proposed maximum offering price per unit above is used solely for the purposes of calculating the registration fee and, pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, is based on the average of the high and low prices of the Common Stock as reported on the OTCID on August 11, 2026, which date is within five business days prior to the filing of this Registration Statement. The amount registered above represents an automatic increase equal to 777,868 shares of Common Stock (5% of the total number of shares of Common Stock outstanding on December 31, 2025), which annual increase is provided under the 2022 Long-Term Incentive Plan, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share, to be issued pursuant to the FiscalNote Holdings, Inc. 2022 Employee Stock Purchase Plan
Amount Registered | shares	162,482
Proposed Maximum Offering Price per Unit	0.0765
Maximum Aggregate Offering Price	$ 12,429.87
Fee Rate	0.01381%
Amount of Registration Fee	$ 1.72
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Common Stock. The proposed maximum offering price per unit above is used solely for the purposes of calculating the registration fee and, pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, is based on the average of the high and low prices of the Common Stock as reported on the OTCID on August 11, 2026, which date is within five business days prior to the filing of this Registration Statement. The amount registered above represents an automatic increase equal to 162,482 shares of Common Stock (1% of the total number of shares of the Company's capital stock outstanding on December 31, 2025), which annual increase is provided under the Registrant's 2022 Employee Stock Purchase Plan.